Related parties	12 Months Ended
Dec. 31, 2023
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory
Note
30

Related parties

Related parties of UBS AG are:
–
entities

within

UBS Group,

i.e.,

the

parent

entity,

UBS Group AG,

and

fellow

subsidiaries

consolidated

within
UBS Group (including Credit Suisse subsidiaries from the date of the acquisition of the Credit Suisse Group);
–
associates

(entities

that

are

under

the

significant

influence

of

UBS AG

or

other

group

entities

consolidated

within
UBS Group);

–
joint

ventures

(entities

in

which

UBS AG

or

other

group

entity

consolidated

within

UBS Group

shares

control

with
another party);

–
post-employment benefit plans for the benefit of UBS AG’s employees or employees of entities related to UBS AG;
–
key management personnel and close family members of

key management personnel; and

–
entities over which key management personnel or their

close family members have solely or jointly a direct

or indirect
significant influence.
Key management personnel are those persons having authority

and responsibility for planning, directing, and controlling
the activities of the Group, directly or indirectly.

UBS AG considers the members of the Board of Directors

(the BoD) and
the Executive Board

(the EB) of

UBS AG and the

members of the

Board of Directors

(the BoD) and the

Group Executive
Board (the GEB) of UBS Group AG to

constitute key management personnel.
a) Remuneration of key management personnel
The

Vice Chairman

of the

BoD

has a

specific

management

employment

contract

and receives

pension

benefits

upon
retirement. Total

remuneration of the Chairman and the Vice

Chairman of the BoD and all

EB members is included in the
table below.

Remuneration of key management

personnel
USD m, except where indicated 31.12.23 31.12.22 31.12.21
Base salaries and other cash payments
1
35 26 30
Incentive awards – cash
2
24 16 17
Annual incentive award under DCCP 36 23 26
Employer’s contributions to retirement benefit plans 3 2 2
Benefits in kind, fringe benefits (at market value) 1 1 1
Share-based compensation
3
63 42 45
Total 162 110 122
Total (CHF m)
4
147 106 112
1 May include role-based allowances in line with market practice and regulatory requirements.

2 The cash portion may also include blocked

shares in line with regulatory requirements.

3 Compensation expense
is based on

the share price

on grant date

taking into account

performance conditions.

Refer to Note

27 for more

information. For EB

members, share-based

compensation for 2023,

2022 and 2021

was entirely
composed of LTIP

awards. For the

Chairman of the BoD, the

share-based compensation for 2023, 2022

and 2021 was entirely composed

of UBS shares.

4 Swiss franc amounts disclosed represent

the respective
US dollar amounts translated at the applicable performance award currency exchange rates (2023: USD

/ CHF
0.91 ; 2022: USD / CHF 0.96 ; 2021: USD / CHF 0.92 ).
The independent members of

the BoD, including the Chairman,

do not have employment or

service contracts with UBS
AG, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their

services

as

independent

members

of

the

BoD

amounted

to

USD
11.7
m

(CHF
10.6
m)

in

2023,

USD
11.1 m
(CHF 10.7 m) in 2022 and USD 7.5 m (CHF 6.9 m) in 2021.
b) Equity holdings of key management personnel

Equity holdings of key management personnel
1
31.12.23 31.12.22
Number of UBS Group AG shares held by members of the

BoD, EB and parties closely linked to them
2
5,121,564 2,443,580
1 No options were held in

2023 and 2022 by non-independent

members of the BoD and

any EB member or any of

its related parties.

2 Excludes shares granted under

variable compensation plans with

forfeiture
provisions.
Of the share totals above, no shares were held by close family members of key management personnel on 31 December
2023 and 31 December 2022.

No shares were held

by entities that

are directly or indirectly controlled or

jointly controlled
by

key

management

personnel

or

their

close

family

members

on

31 December

2023

and

31 December

2022.

As

of
31 December 2023, no member of the BoD

or EB was the beneficial owner

of more than 1% of the shares in

UBS Group
AG.

c) Loans, advances, mortgages and deposit balances

with key management personnel
The non-independent

members

of the

BoD and

EB members

are

granted loans,

fixed advances

and mortgages

in the
ordinary

course

of

business

on

substantially

the

same

terms

and

conditions

that

are

available

to

other

employees,
including interest rates and

collateral, and neither

involve more than the

normal risk of

collectability nor contain

any other
unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.
Outstanding balances with key management personnel were

as follows.

Loans, advances and mortgages to key management

personnel
1
USD m, except where indicated 2023 2022
Balance at the beginning of the year 28 28
Balance at the end of the year
2
55 28
Balance at the end of the year (CHF m)
2, 3
46 26
1 All loans are secured loans.

2 There were USD
14 m (CHF 12
m) unused uncommitted credit facilities as of 31 December 2023 and no unused uncommitted credit facilities as of 31 December 2022.

3 Swiss franc
amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

In

addition,

there

were

USD
21
m

(CHF
18
m)

outstanding

deposit

balances

with

key

management

personnel

as

of
31 December 2023.
d) Other related-party transactions with entities controlled by key management personnel
In 2023 and 2022, UBS AG did not enter into transactions with entities,

over whom key management personnel or their
close

family

members

have

solely

or

jointly

a

direct

or

indirect

significant

influence

and

as

of

31 December

2023,
31 December

2022

and

31 December

2021,

there

were

no

outstanding

balances

related

to

such

transactions.
Furthermore, in

2023 and

2022, such

entities did

not sell any

goods or

provide any

services to

UBS AG,

and therefore
did not

receive

any fees

from

UBS

AG. UBS

AG also

did not

provide

services to

such

entities

in 2023

and

2022, and
therefore also received no fees.
e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates

and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 217 251
Additions 664 402
Reductions (716) (438)
Foreign currency translation 18 1
Carrying amount at the end of the year

183 217
of which: unsecured loans and receivables 174 209
Other transactions with associates and

joint ventures
As of or for the year ended
USD m 31.12.23 31.12.22
Payments to associates and joint ventures for goods and services received
155 138
Fees received for services provided to associates and joint ventures 10 4
Liabilities to associates and joint ventures 103 90
Commitments and contingent liabilities to associates

and joint ventures
8 7
Refer to Note 28 for an overview of investments

in associates and joint ventures
f) Receivables and payables from / to UBS Group AG

and other subsidiaries of UBS Group AG

USD m 31.12.23 31.12.22
Receivables
Amounts due from banks
1
14,752 0
Cash collateral receivables on derivative instruments 312 1
Loans and advances to customers 4,889 2,807
Other financial assets measured at amortized cost 232 147
Financial assets at fair value held for trading 325 146
Derivative financial instruments 3,031 1
Payables
Amounts due to banks 364 0
Cash collateral payables on derivative instruments 1,447 0
Customer deposits 3,069 2,119
Funding from UBS Group AG measured at amortized cost 67,282 56,147
Other financial liabilities measured at amortized cost 2,574 1,985
Derivative financial instruments 2,032 0
Other financial liabilities designated at fair value
2
2,995 1,796
1 Reflects funding provided to Credit Suisse.

2 Mainly represents funding recognized from UBS Group AG that is designated at fair value.

Refer to Note 18b for more information.